CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jan. 23, 2016	Jan. 24, 2015
Cash flows from operating activities:
Net (loss) income	$ (40.7)	$ 62.2
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization expense	171.9	102.5
Deferred income tax expense	6.9	20.9
Deferred rent and other occupancy costs	(36.9)	(18.8)
Gain on extinguishment of debt	(0.8)	0.0
Gain on sale of assets	0.0	(1.6)
Amortization of acquisition-related inventory write-up	126.9	0.0
Stock-based compensation expense	12.3	7.2
Impairments of tangible assets	7.3	7.2
Non-cash interest expense, net	5.2	0.4
Other non-cash income, net	(7.8)	(2.5)
Excess tax benefits from stock-based compensation	0.0	(0.2)
Changes in operating assets and liabilities:
Inventories	100.8	75.4
Accounts payable, accrued liabilities and income tax liabilities	(239.6)	(77.9)
Deferred income	32.8	26.9
Lease-related liabilities	21.2	13.1
Other balance sheet changes, net	1.7	(2.1)
Net cash provided by operating activities	161.2	212.7
Cash flows from investing activities:
Cash paid for the acquisition of ANN INC., net of cash acquired (Note 4)	(1,494.6)	0.0
Capital expenditures	(173.2)	(154.4)
Proceeds from sale of assets	0.0	8.9
Purchase of investments	(0.9)	(12.9)
Proceeds from sales and maturities of investments	26.5	27.5
Net cash used in investing activities	(1,642.2)	(130.9)
Cash flows from financing activities:
Proceeds from term loan, net of original issue discount	1,764.0	0.0
Redemptions and retirements of term loan	(61.6)	0.0
Proceeds from revolver borrowings	755.0	438.0
Repayments of revolver borrowings	(871.0)	(483.0)
Payment of deferred financing costs	(42.4)	0.0
Purchases and retirements of common stock	(18.6)	0.0
Proceeds from stock options exercised and employee stock purchases	8.8	3.9
Excess tax benefits from stock-based compensation	0.0	0.2
Net cash provided by (used in) financing activities	1,534.2	(40.9)
Net increase in cash and cash equivalents	53.2	40.9
Cash and cash equivalents at beginning of period	240.6	156.9
Cash and cash equivalents at end of period	$ 293.8	$ 197.8